Business Combinations and Divestiture (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Summary of Shares Issued and Flow of Funds Related to Business Combination
Immediately following the Business Combination, there were 207.3 million shares issued and 196.6 million outstanding shares of common stock of ATI Physical Therapy, Inc., consisting of the following (in thousands):

Class A Common Shares
FAII Class A common stock prior to Business Combination	34,500
FAII Class F common stock prior to Business Combination (1)	8,625
Less: FAII Class A common stock redemptions	(8,988)

FAII common shares (Class A and Class F)	34,137

Add: Shares issued to Wilco Holdco stockholders (2, 3)	130,300
Add: Shares issued through PIPE investment	30,000
Add: Shares issued to Wilco Holdco Series A Preferred stockholders	12,845

Total shares issued as of the Closing Date of the Business Combination (4)	207,282

Less: Vesting Shares (1)	(8,625)
Less: Restricted shares (3)	(2,014)

Total shares outstanding as of the Closing Date of the Business Combination (4)	196,643

(1)
Per the Merger Agreement, as of the closing of the Business Combination, all Class F shares converted into the equivalent number of Class A common shares and became subject to certain vesting and forfeiture provisions (“Vesting Shares”) as detailed in Note 14—
Contingent Common Shares Liability.

(2)
Includes 1.2 million unrestricted shares upon distribution to holders of vested ICUs under the Wilco Acquisition, LP 2016 Equity Incentive Plan. Refer to Note 10—
Share-Based Compensation
for further details.

(3)
Includes 2.0 million restricted shares upon distribution to holders of unvested ICUs under the Wilco Acquisition, LP 2016 Equity Incentive Plan. Refer to Note 10—
Share-Based Compensation
for further details.

(4)
Excludes 15.0 million Earnout Shares, 6.9 million Public Warrants and 3.0 million Private Placement Warrants to purchase Class A common stock. Refer to Note 13—
Warrant Liability
and Note 14—
Contingent Common Shares Liability
for further details.

The following table reflects the components of cash movement related to the Business Combination, PIPE investment and debt repayments (in thousands):

Cash in trust with FAII as of the Closing Date of the Business Combination	$345,036
Cash used for redemptions of FAII Class A common stock	(89,877)
FAII transaction costs paid at closing	(25,821)

Cash inflow from Business Combination	229,338
Wilco Holdco, Inc. transaction costs offset against proceeds	(19,233)

Net proceeds from FAII in Business Combination	210,105
Cash proceeds from PIPE investment	300,000
Repayment of second lien subordinated loan	(231,335)
Partial repayment of first lien term loan	(216,700)
Cash payment to Wilco Holdco Series A Preferred stockholders	(59,000)
Wilco Holdco, Inc. transaction costs expensed during the year ended December 31, 2021	(5,543)

Net decrease in cash related to Business Combination, PIPE investment and debt repayments	$(2,473)